Statutory Prospectus Supplement dated July 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Floating Rate Fund
The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summary — Performance Information”:
“Prior to April 13, 2006, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 1, 1997, and had the same investment objectives and substantially similar investment policies as the Fund. On April 13, 2006, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.”
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Since
	Year	Year	Years	Inception

Class A1: Inception (5/1/1997)
Before Taxes	43.48%	1.51%	2.69%	—
After Taxes on Distributions	40.43	-0.64	0.60	—
Return After Taxes on Distributions and Sale of Fund Shares	28.02	0.04	1.03	—
Class C2: Inception (3/31/2000)	45.50	1.57	—	2.49
Class R3: Inception (4/13/2006)	47.04	1.89	2.89	—
Class Y4: Inception (10/3/2008)	47.41	2.05	2.97	—
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	6.33	—
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[5]	44.86	3.59	4.30	—
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[5]	51.62	4.24	4.72	—
Lipper Loan Participation Funds Category Average	41.02	2.68	2.98	—

[1]	On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Class B shares and includes the management and 12b-1 fees applicable to B shares. The Closed-End Fund’s B share performance reflects any applicable fee waivers or expense reimbursements.

[2]	On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Class C shares and includes the management and 12b-1 fees applicable to C shares. The Closed-End Fund’s C share performance reflects any applicable fee waivers or expense reimbursements.

[3]	Class R shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

[4]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

[5]	The Fund has elected to use the Credit Suisse Leveraged Loan Index as its style specific benchmark because it reflects the Fund’s investment style more appropriately than the S&P/LSTA Leveraged Loan Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
The following information is added underneath the last benchmark description appearing under the heading “Benchmark Descriptions”:

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“Credit Suisse Leveraged Loan Index represents tradable, senior-secured, U.S.-dollar-denominated non-investment-grade loans.”

Statutory Prospectus Supplement dated July 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
The following information replaces in its entirety the information appearing in the first paragraph under the heading “Fund Summaries — Invesco Floating Rate Fund — Performance Information”:
“Prior to April 13, 2006, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 1, 1997, and had the same investment objectives and substantially similar investment policies as the Fund. On April 13, 2006, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.”
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Floating Rate Fund — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Since
	Year	Year	Years	Inception

Institutional Class[1]: Inception (4/13/2006)
Before Taxes	47.99%	2.31%	3.10%	—
After Taxes on Distributions	44.67	0.05	0.95	—
Return After Taxes on Distributions and Sale of Fund Shares	30.92	0.65	1.34	—
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.93	4.97	6.33	—
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[2]	44.86	3.59	4.30	—
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[2]	51.62	4.24	4.72	—
Lipper Loan Participation Funds Category Average	41.02	2.68	2.98	—

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 1, 1997.

[2]	The Fund has elected to use the Credit Suisse Leveraged Loan Index as its style specific benchmark because it reflects the Fund’s investment style more appropriately than the S&P/LSTA Leveraged Loan Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
The following information is added underneath the last benchmark description appearing under the heading “Benchmark Descriptions”:
“Credit Suisse Leveraged Loan Index represents tradable, senior-secured, U.S.-dollar-denominated non-investment-grade loans.”

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